Note 11 - Other Current Liabilities (Details Textual) - USD ($)														1 Months Ended
	Jan. 01, 2025	Nov. 25, 2024	Nov. 16, 2024	Nov. 15, 2024	Oct. 29, 2024	Sep. 30, 2024	Sep. 15, 2024	Aug. 02, 2024	Jul. 17, 2024	Jul. 02, 2024	Jul. 01, 2024	Jan. 19, 2024	Jan. 18, 2024	Oct. 31, 2024	Jan. 17, 2024	Dec. 31, 2023
License Agreement with Philip Morris USA for Aerosolization Technology [Member]
License Agreement, Fee							$ 400,000		$ 400,000		$ 400,000		$ 100,000
License Agreement, Maximum Milestone Payments															$ 1,400,000
License Agreement, Annual Interest on Deferred Payment, Percentage						18.00%
Licensing Agreement Accrued Payments						$ 500,000										$ 900,000
License Agreement with Philip Morris USA for Aerosolization Technology [Member] | Forecast [Member]
License Agreement, Fee											400,000
License Agreement, Increased Annual Interest on Deferred Payment, Percentage	36.00%
License Agreement with Philip Morris USA for Aerosolization Technology [Member] | Subsequent Event [Member]
License Agreement, Fee				$ 200,000	$ 200,000						325,000	$ 75,000	$ 100,000
License Agreement, Maximum Milestone Payments															1,400,000
License Agreement, Increased Annual Interest on Deferred Payment, Percentage			27.00%
Licensing Agreement Accrued Payments		$ 200,000
Payments for Licensing Fees														$ 200,000
License Agreement with Philip Morris Products for Aerosolization Technology [Member]
License Agreement, Fee								$ 200,000			$ 325,000	$ 75,000
License Agreement, Maximum Milestone Payments															$ 1,400,000
License Agreement, Annual Interest on Deferred Payment, Percentage										18.00%
License Agreement with Philip Morris Products for Aerosolization Technology [Member] | Subsequent Event [Member]
License Agreement, Fee		$ 125,000
License Agreement, Increased Annual Interest on Deferred Payment, Percentage		27.00%
Licensing Agreement Accrued Payments		$ 125,000